CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (302,002)	$ (405,092)	$ 43,629
Other comprehensive (loss) income:
Foreign currency translation adjustments	(21,538)	15,208	18,629
Other comprehensive (loss) income	(21,538)	15,208	18,629
Total comprehensive (loss) income	(323,540)	(389,884)	62,258
Comprehensive loss (income) attributable to participation interest	52,973	79,865	(14,362)
Comprehensive (loss) income attributable to Studio City International Holdings Limited	$ (270,567)	$ (310,019)	$ 47,896